Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Summary of Property Plant and Equipment

The following table sets forth the property, plant and equipment as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Classes of Property, Plant and Equipment, Gross	ThCh$	ThCh$
Property, Plant and Equipment, Gross	11,142,172,107	9,768,708,590
Construction in progress	2,404,299,833	1,567,685,720
Land	78,715,479	78,366,909
Buildings	655,780,937	562,807,945
Generation Plant and Equipment	6,300,566,056	5,992,384,131
Network infraestructure	1,488,114,938	1,378,810,834
Fixtures and fittings	194,179,535	171,396,847
Other property, plant and equipment	20,515,329	17,256,204

	As of December 31,
	2021	2020
Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	ThCh$	ThCh$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(5,031,483,346)	(4,735,212,118)
Buildings	(185,002,401)	(144,646,529)
Plant and equipment	(4,086,507,212)	(3,871,912,436)
Network infraestructure	(614,017,141)	(584,630,846)
Fixtures and fittings	(126,246,469)	(117,944,385)
Other property, plant and equipment	(19,710,123)	(16,077,922)

	As of December 31,
	2021	2020
Classes of Property, Plant and Equipment, Net	ThCh$	ThCh$
Property, Plant and Equipment, Net	6,110,688,761	5,033,496,472
Construction in progress	2,404,299,833	1,567,685,720
Land	78,715,479	78,366,909
Buildings	470,778,536	418,161,416
Generation Plant and Equipment	2,214,058,844	2,120,471,695
Network infraestructure	874,097,797	794,179,988
Fixtures and fittings	67,933,066	53,452,462
Other property, plant and equipment	805,206	1,178,282

Summary of Changes in Property Plant and Equipment

The composition and movements of the property, plant and equipment accounts during the fiscal year ended December 31, 2021 and 2020 are as follows:

	Construction in progress	Land	Buildings, Net	Generation Plant and Equipment Net	Network infrastructure, Net	Fixtures and Fittings, Net	Other property, plant and equipment, Net	Property, Plant and Equipment, Net
Movements in 2021	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2021	1,567,685,720	78,366,909	418,161,416	2,120,471,695	794,179,988	53,452,462	1,178,282	5,033,496,472
Increases other than from business combinations	894,031,403	—	366,432	1,429,573	2,016,740	615,804	—	898,459,952
Increases (decreases) from foreign currency translation differences	167,710,277	118,312	62,905,635	174,366,572	9,145,223	268,274	162,162	414,676,455
Depreciation (1)	—	—	(20,084,630)	(128,647,891)	(38,770,418)	(6,725,834)	(535,238)	(194,764,011)
Impairment losses recognized in profit or loss for the period (2)	(28,773,082)	—	(4,262,649)	—	—	—	—	(33,035,731)
Increases (decreases) from transfers and other movements	(180,007,066)	167,714	17,268,849	32,926,796	109,860,379	19,783,328	—	—
Increases (decreases) from transfers from construction in progress	(180,007,066)	167,714	17,268,849	32,926,796	109,860,379	19,783,328	—	—
Disposals and removals from service	(230,675)	—	(577)	(1,464,759)	(895,689)	—	—	(2,591,700)
Disposals	(230,675)	—	(577)	(1,464,759)	(895,689)	—	—	(2,591,700)
Other increases (decreases) (3)	(16,306,942)	(2,182)	(3,675,456)	14,194,951	(1,438,426)	223,672	—	(7,004,383)
Argentine hyperinflationary economy	190,198	64,726	99,516	781,907	—	315,360	—	1,451,707
Total movements	836,614,113	348,570	52,617,120	93,587,149	79,917,809	14,480,604	(373,076)	1,077,192,289
Closing balance as of December 31, 2021	2,404,299,833	78,715,479	470,778,536	2,214,058,844	874,097,797	67,933,066	805,206	6,110,688,761

	Construction in progress	Land	Buildings, Net	Generation Plant and Equipment, Net	Network infrastructure, Net	Fixtures and Fittings, Net	Other property, plant and equipment, Net	Property, Plant and Equipment, Net
Movements in 2020	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2020	1,048,988,931	77,754,923	420,319,759	2,895,992,861	809,428,974	47,758,908	4,231,758	5,304,476,114
Increases other than from business combinations	744,544,601	—	151,195	691,268	101,862	119,324	—	745,608,250
Increases (decreases) from foreign currency translation differences	(57,958,736)	28,352	(19,184,500)	(54,569,811)	(3,320,508)	2,286,520	87,719	(132,630,964)
Depreciation (1)	—	—	(20,527,447)	(144,943,455)	(36,650,102)	(6,265,815)	(3,141,195)	(211,528,014)
Impairment losses recognized in profit or loss for the period (2)	(45,596,397)	—	—	(652,638,983)	—	—	—	(698,235,380)
Increases (decreases) from transfers and other movements	(57,868,918)	59,304	11,483,868	41,125,722	—	5,200,024	—	—
Increases (decreases) from transfers from construction in progress	(57,868,918)	59,304	11,483,868	41,125,722	—	5,200,024	—	—
Disposals and removals from service	(1,425,412)	—	—	(1,942,587)	(8,509,816)	—	—	(11,877,815)
Disposals	—	—	—	(1,942,587)	(6,899,719)	—	—	(8,842,306)
Removals	(1,425,412)	—	—	—	(1,610,097)	—	—	(3,035,509)
Other increases (decreases) (3)	(63,014,492)	489,124	25,862,428	36,315,417	33,129,578	4,137,244	—	36,919,299
Argentine hyperinflationary economy	16,143	35,206	56,113	441,263	—	216,257	—	764,982
Total movements	518,696,789	611,986	(2,158,343)	(775,521,166)	(15,248,986)	5,693,554	(3,053,476)	(270,979,642)
Closing balance as of December 31, 2020	1,567,685,720	78,366,909	418,161,416	2,120,471,695	794,179,988	53,452,462	1,178,282	5,033,496,472
(1)	See Note 30.
(2)	See clause iv) in section c) other information, contained in this same Note.
(3)	See Note 24.